SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 149,430	$ 146,598
Less: accumulated depreciation	(58,262)	(51,173)
TOTAL PROPERTY AND EQUIPMENT, NET	91,168	95,425
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	58,443	58,443
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	50,000	50,000
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 40,987	$ 38,155